Filed with the Securities and Exchange Commission on August 14, 1998

                                                              File No. 2-55166
                                                              File No. 811-2613

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     --------
         Post-Effective Amendment No.    32
                                     --------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    22
                       --------


                          Scudder Cash Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA  02110-4103
                 -----------------------------------  ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------

                   on November 1, 1997 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

             X     on October 15, 1998 pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on                 pursuant to paragraph (a)(ii) of Rule 485.
          --------    ---------------

                          SCUDDER CASH INVESTMENT TRUST
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser, Transfer agent
                                                    SHAREHOLDER BENEFITS--A team approach to investing
                                                    TRUSTEES AND OFFICERS

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Securities   DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                    FUND ORGANIZATION
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--(Scudder Automated Information Line),
                                                      Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         FUND ORGANIZATION--Underwriter
                     Being Offered                  TRANSACTION INFORMATION--Purchasing shares
                                                    PURCHASES
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase       TRANSACTION INFORMATION--Redeeming shares
                                                    EXCHANGES AND REDEMPTIONS

        9.           Pending Legal Proceedings      NOT APPLICABLE



                            Cross Reference - Page 1

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS
                    Practices

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                         Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                            Cross Reference - Page 2

Scudder Cash Investment Trust offered herein is an open-end management investment company. Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares also offered herein, are both classes of shares of Scudder Money Market Series, a portfolio of Scudder Fund, Inc., an open-end management investment company.

This combined prospectus sets forth concisely the information about Scudder Cash Investment Trust and Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares that a prospective investor should know before investing. Please retain it for future reference.


Shares of the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.


If you require more detailed information, a Statement of Additional Information dated November 1, 1998, for Scudder Cash Investment Trust, October 15, 1998, for Scudder Prime Reserve Money Market Shares and May 1, 1998, for Scudder Premium Money Market Shares, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission and are available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 11.

NOT FDIC-INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


 Scudder Cash
 Investment Trust
---------------------------------
October 15, 1998
 Scudder Money Market Series --
 Scudder Prime Reserve Money
 Market Shares
---------------------------------
October 15, 1998



 Scudder Money Market Series --
 Scudder Premium Money
 Market Shares
---------------------------------
May 1, 1998


These pure no-load(TM) (no sales charges) money market mutual funds seek to provide monthly income while maintaining liquidity and stability of capital.

  Expense information

Scudder Cash Investment Trust

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Cash Investment Trust ("the Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

TO BE UPDATED

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)        NONE
     Commissions to reinvest dividends                        NONE
     Redemption fees                                          NONE*
     Fees to exchange shares                                  NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1997.

    Investment management fee (after waiver)                   ____%***
     12b-1 fees                                                NONE
     Other expenses                                            ____%
                                                               -----
     Total operating expenses (after waiver)                   ____%***
                                                               =====
Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

  1 Year              3 Years                5 Years                 10 Years
  ------              -------                -------                 --------
    $--                 $--                    $--                     $--

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until __________, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets of the Fund. This expense information has been restated to reflect current fees. Actual annualized Fund expenses for the fiscal year ended June 30, 1998 were: investment management fee ____%, other expenses ____% and total operating expenses ____%.

  Expense information




Scudder Prime Reserve Money Market Shares

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Prime Reserve Money Market Shares (the "Prime Shares") a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

TO BE UPDATED

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)         NONE
     Commissions to reinvest dividends                         NONE
     Redemption fees                                           NONE**
     Fees to exchange shares                                   NONE

2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period ending December 31, 1998.

     Investment management fee (after waiver)                 ____%***
     12b-1 fees                                                NONE
     Other expenses                                           ____%
                                                              -----
     Total operating expenses (after waiver)                  ____%***
                                                              =====
 Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                  1 Year                      3 Years
                  ------                      -------
                   $--                          $--

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Fund's Scudder Premium Money Market Shares. The Fund also offers two other classes of shares, Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.

** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

*** Until April 30, 1999 the Adviser has agreed to waive a portion of its investment management fee. (See the "Investment Adviser" section of this prospectus for more information.) If the Adviser had not agreed to waive a portion of the investment management fee, the investment management fee would be ____% and it is estimated that the total operating expenses for the Shares would be ____% for the year ending December 31, 1998.

  Expense information

Scudder Premium Money Market Shares

How to compare a Scudder Family of Funds pure no-load(TM) fund This information is designed to help you understand the various costs and expenses of investing in Scudder Premium Money Market Shares (the "Premium Shares") a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

TO BE UPDATED

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                 NONE
     Commissions to reinvest dividends                                 NONE
     Redemption fees                                                   NONE**
     Fees to exchange shares                                           NONE

2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period ending December 31, 1998.

     Investment management fee (after waiver)                         _____%***
     12b-1 fees                                                        NONE
     Other expenses                                                   _____%
                                                                      ------
     Total operating expenses (after waiver)                          _____%***
                                                                      ======
 Example

 Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                    1 Year                      3 Years
                    ------                      -------
                    $----                        $----

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Fund's Scudder Premium Money Market Shares. The Fund also offers three other classes of shares, Scudder Prime Reserve Money Market Shares, Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.

** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

*** Until April 30, 1999 the Adviser has agreed to waive a portion of its investment management fee. (See the "Investment Adviser" section of this prospectus for more information.) If the Adviser had not agreed to waive a portion of the investment management fee, the investment management fee would be ____% and it is estimated that the total operating expenses for the Shares would be ____% for the year ending December 31, 1998.

  Financial highlights


Scudder Cash Investment Trust

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

TO BE UPDATED



                                                                Years Ended June 30,
                                       1997    1996    1995     1994    1993    1992    1991     1990    1989    1988
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
    period                           $1.000   $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000
 Net investment income               .046     .048    .048    .027     .027    .047    .069    .080     .082    .064
 Distributions from net investment   (.046)   (.048)  (.048)  (.027)   (.027)  (.047)  (.069)  (.080)   (.082)  (.064)
    income and net realized capital
    gains
 Net asset value, end of period      $1.000   $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Total Return (%)                    4.73     4.89    4.90    2.77     2.75    4.76    7.13    8.23     8.49    6.59
 Ratios and Supplemental Data
 Net assets, end of period ($        1,431    1,387   1,520   1,430    1,119   1,361   1,736   1,644    1,563   1,370
    millions)
 Ratio of operating expenses, net    .86      .83     .78     .82      .78     .70     .66     .67      .66     .68
    to
    average daily net assets (%)
 Ratio of operating expenses before  .86      .83     .78     .82      .78     .70     .66     .67      .66     .68
    expense reduction, to average
    daily
    net assets (%)
 Ratio of net investment income      4.63     4.79    4.84    2.78     2.72    4.58    6.91    7.93     8.21    6.44
    to average daily net assets (%)


  Financial highlights



Scudder Premium Money Market Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

TO BE UPDATED



                                                                                             For the Period
                                                                                              July 7, 1997
                                                                                             (commencement
                                                                                               of sale of
                                                                                            Premium Shares)
                                                                                            to June 30, 1998
   -----------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                                                         $_____
   Net investment income                                                                         _____
   Distributions from net investment income                                                      _____
   Net asset value, end of period                                                               $_____
   -----------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------
   Total Return (%) (a)                                                                          _____
   Ratios and Supplemental Data
   Net assets, end of period ($ millions)                                                        _____
   Ratio of operating expenses, net to average daily net assets (%)                              _____
   Ratio of operating expenses before expense reductions, to average daily net                   _____
      assets (%)
   Ratio of net investment income to average daily net assets (%)                                _____

   (a) Total return is higher due to the maintenance of Fund expenses.

   *   Annualized

   **  Not annualized

 A message from the President


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/Edmond Villani

  The Funds

Investment objectives


o two money market mutual funds seeking to provide monthly income while maintaining liquidity and stability of capital


Investment characteristics of the Funds


o    goal of stable $1.00 share price
o    fluctuating yield
o    dividends declared daily and paid monthly

o    Scudder Cash Investment Trust
     minimum initial investment: $2,500
o Scudder Prime Reserve Money Market Shares minimum initial investment: $10,000
o    Scudder Premium Money Market Shares
     minimum initial investment: $25,000


  Contents

Introduction                                          8
Scudder Cash Investment Trust                         8
Scudder Prime Reserve Money Market Shares
   and Scudder Premium Money Market
   Shares                                             9
Why invest in the Funds?                              10
Additional information about common
   policies, investments and investment
   restrictions                                       11
Additional investments                                12
Distribution and performance information              14
Fund organization                                     15
Transaction information                               19
Shareholder benefits                                  24
Purchases                                             26
Exchanges and redemptions                             27
Trustees and Officers of Scudder Cash Investment
    Trust                                             29
Directors and Officers of Scudder
   Fund, Inc.                                         30
Investment products and services                      31
How to contact Scudder                                32

  Introduction


Scudder Cash Investment Trust and Scudder Money Market Series (each a "Fund," collectively the "Funds"), are money market mutual funds advised by Scudder Kemper Investments, Inc. (the "Adviser"). The Funds have similar objectives and policies, but different features including different initial investment requirements. Scudder Money Market Series is a diversified series of Scudder Fund, Inc. (the "Corporation"). The prospectuses for Scudder Cash Investment Trust, and two classes of shares of Scudder Money Market Series; Prime Reserve Shares and Premium Shares are presented together so you can understand their important differences and decide which Fund is most suitable for your investment needs.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objectives will be met.


  Scudder Cash Investment Trust


Investment objective

The investment objective of Scudder Cash Investment Trust (the "Trust"), a diversified, open-end management investment company, is to seek to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share. It declares dividends daily and pays them out monthly.

Investments

The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities, which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, the two highest short-term rating categories of one or more of the following rating agencies:
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"). If a security is unrated, the Fund may purchase the security if, in the opinion of the Adviser, the credit quality of the security is deemed equivalent to the rated securities mentioned above.

The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid securities.

In addition, the Fund may invest in repurchase agreements and securities with put features.

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Each of the above referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Funds' combined Statement of Additional Information.


  Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares


Investment objectives


Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares are both classes of shares of Scudder Money Market Series, a diversified series of Scudder Fund, Inc. (the "Corporation"), an open-end management investment company, seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.


The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

The Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.



Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements). The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; the obligations must be, in the opinion of the Adviser, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, whose obligations, at the time of investment, are (i) rated "P-1" by Moody's, "A-1" or higher by S&P or "F-1" by Fitch, (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's combined Statement of Additional Information.



  Why invest in the Funds?


A money market mutual fund can be an appropriate component of virtually any type of investment program. The money market funds described in this prospectus, may each be a good choice for investors who want their assets to grow in a stable investment, those who want to keep their "nest egg" safe and handy, or those who are simply looking to "park" their investment capital for a limited period.

Money market funds may be appropriate for investors desiring monthly income, yet who are also concerned about the stability of their investment principal. This conservative fund option seeks to maintain a stable $1.00 share price though investment in a diversified pool of very short-term, high quality money market securities.

Another important feature of money market funds is daily liquidity. For these Scudder money market Funds, investors can gain access to their cash in different ways; for example, by toll-free telephone redemption or through a convenient, no fee check writing option. Further, investors can receive their monthly income by check or have those dividends invested automatically, without charge, in additional shares of the same fund, which will help build up their account over time.

To help meet various cash management needs, investors are provided with a choice of money funds, one of which has multiple classes from which to choose:

Scudder Cash Investment Trust:

  This Fund is designed as a highly flexible and convenient vehicle for cash investments. The minimum initial investment in this Fund is only $2,500 per account. This Fund, which can serve as a starting point for building a well-diversified investment portfolio, provides investors with maximum flexibility, through low checkwriting minimums and a low account balance requirement.

Scudder Prime Reserve Money Market Shares:

  This investment choice is designed more as a savings vehicle, particularly as a complement to bank savings accounts and other bank products. The minimum initial investment in Shares of this Fund is $10,000 per account. By requiring a larger account balance than a typical money fund, Scudder Prime Reserve Money Market Shares strives to reduce the impact of transaction and various fixed costs on overall expenses, leading to an expected higher return for shareholders.

Scudder Premium Money Market Shares:

  Scudder Premium Money Market Shares are designed for shareholders who have the resources to maintain higher account balances and, in return, be rewarded with potentially above average money fund income. The minimum initial investment required in Shares of this Fund is $25,000 per account. With this $25,000 minimum, it is anticipated that Premium Money Market Shares will normally offer a higher yield than Scudder Cash Investment Trust or the Prime Reserve Money Market Shares.


  Additional information about common policies, investments and investment restrictions



Each Fund has certain investment restrictions which are designed to reduce each Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Board of Directors or Trustees as applicable. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' combined Statement of Additional Information.

As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. Each Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

As permitted under the current federal rule regulating money market funds, the high quality securities in which each Fund invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest short-term category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Corporation's or Trust's respective Board of Directors or Trustees, that an unrated security is equivalent to a first tier or second tier security. The Funds will not invest more than 5% of their total assets in securities issued by a single issuer. The Funds will not invest more than 5% of their total assets in second tier securities or the greater of 1% of total assets or $1 million in second tier securities of a single issuer.


Repurchase agreements


As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, each Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, each Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before each Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, each Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


When-issued securities


Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. Each Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


  Additional investments



Obligations of U.S. Government agencies and instrumentalities

Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments

Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Municipal obligations

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or higher by S&P or Fitch.

The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

Commercial paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

Letters of credit

Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Securities with put rights


The Funds may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the Investment Company Act of 1940, as amended (the "1940 Act"), and with commercial banks.

The right of the Funds to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although the Funds may sell the underlying securities to a third party at any time. If necessary and advisable, the Funds may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

The Funds may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Funds might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Funds of the underlying security. The actual put will be valued at zero in determining net asset value of the Funds. Where the Funds pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Funds and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Funds will not be considered shortened by any put to which such obligation is subject.


Third party puts


The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Funds at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other feature such as interest rate swaps. The Funds receive a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Funds will be that of holding such a long-term bond and the dollar-weighted average maturity of the Funds would be adversely affected.


  Distribution and performance information


Dividends and capital gains distributions


The Funds' dividends are declared daily and distributed monthly to shareholders. The Funds may take into account capital gains and losses (other than long-term capital gains) in their daily dividend declaration. The Funds may make additional distributions for tax purposes, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Scudder Cash Investment Trust shares, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares, as the case may be. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of Scudder Money Market Series to another.


Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.


Long-term capital gains distributions, if any, are taxable as long-term capital gains, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.


Performance information


From time to time, quotations of the performance of Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Scudder Money Market Series in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structure of Scudder Money Market Series' different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "yield" of Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares refers to income generated by an investment over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares is expressed similarly but, when annualized, the income earned by an investment is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If a Fund has not been in operation for at least a year or for a period of less than ten years, only the life of the Fund will be used.) "Cumulative total return" represents the cumulative change in value of an investment in Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares, as applicable.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses, as well as particular class expenses in the case of Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares.



  Fund organization



The prospectuses of Scudder Cash Investment Trust, and the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares classes of Scudder Money Market Series are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that one might become liable for a misstatement regarding the other. Each Corporation's or Trust's respective Board of Trustees or Directors have considered this and approved the use of a combined prospectus.

Scudder Cash Investment Trust is a diversified, open-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust in December 1975.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares share a common investment portfolio known as Scudder Money Market Series, a diversified series of Scudder Fund, Inc., an open-end management investment company registered under the 1940 Act. The Corporation was formed in June 1982 as a Maryland corporation.


The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Corporation's Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Funds.

Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.


In addition to the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares classes offered herein, the Scudder Money Market Series offers two other classes of shares, Scudder Managed Shares and Scudder Institutional Shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by contacting Scudder Investor Services, Inc.

Each share of the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interests of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.


The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Funds retain the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage their daily investment and business affairs subject to the policies established by the Board of Trustees (for the Scudder Cash Investment Trust) and Directors (for the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares). The Trustees and Directors have overall responsibility for the management of the Funds under Massachusetts and Maryland law, respectively.


Scudder and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder with Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


Scudder Cash Investment Trust. The Adviser received an investment advisory fee for its services which totaled _____% of Scudder Cash Investment Trust's average daily net assets during the fiscal year ended June 30, 1998. The fee is graduated so that increases in the Fund's net assets may result in a lower average fee rate and decreases in the Fund's net assets may result in a higher average fee rate.

Scudder Cash Investment Trust's fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Until __________, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed ____% of the average daily net assets.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Prime Reserve Money Market Fund and Scudder Premium Money Market Shares. Pursuant to its Investment Advisory Agreement (the "Agreement") with the Corporation on behalf of the Scudder Money Market Series, the Adviser regularly provides the Funds with investment research, advice and supervision and continuously furnishes an investment program for the Funds, consistent with its Funds' investment objectives and policies. Each Agreement further provides that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Corporation and make available to each Fund such of the Adviser's directors, officers and employees as are reasonably necessary for the Funds' operations or as may be duly elected officers or directors of the Corporation. Under each Agreement, the Adviser pays the Funds' office rent and will provide investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Funds, may render investment advice, management and other services to others.

Each Fund will bear all expenses not specifically assumed by the Adviser under the terms of its Agreement, including, among others, the fee payable to the Adviser as investment adviser, the fees of the Directors who are not "affiliated persons" (as defined in the 1940 Act) of the Adviser, the expenses of all Directors or Trustees as applicable and the fees and out-of-pocket expenses of the Corporation's or Trust's as applicable Custodian and Transfer Agent. For a more complete description of the expenses to be borne by each Fund, see "Investment Adviser" and "Distributor" in the Funds' Statement of Additional Information.

The Adviser receives a management fee at an annual rate equal to 0.25% of the average daily net assets of the Scudder Money Market Series. Management fees are computed daily and paid monthly. The Adviser has agreed to waive 0.05% of its management fee from Scudder Money Market Series until April 30, 1999 for Prime Reserve Money Market Shares and Premium Money Market Shares. In addition, from time to time, the Adviser may voluntarily waive certain additional expenses of the Fund. The level of this voluntary waiver is in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

Scudder Cash Investment Trust and Scudder Money Market Series. Under the Investment Management Agreement with the Adviser, each Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors or Trustees, as applicable, officers and employees of the Corporation or Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of each Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Like other mutual funds and financial and business organizations worldwide, the Funds could be adversely affected if computer systems on which the Funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Funds' business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies generally.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the principal underwriter for Scudder Cash Investment Trust and Scudder Fund, Inc. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

Scudder Kemper Investments, Inc., is located at
Two International Place, Boston, Massachusetts.

Like other mutual funds and financial and business organizations worldwide, a Fund could be adversely affected if computer systems on which a Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on a Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect a Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a Fund or on global markets or economies generally.


  Transaction information


Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

Minimum initial investment:


    Scudder Cash Investment Trust:
    $2,500; IRAs $1,000

    Scudder Prime Reserve Money Market Shares:  $10,000; IRAs $10,000


    Scudder Premium Money Market Shares:  $25,000; IRAs $25,000


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund and class (if applicable) in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.


You may also make additional investments of $100 or more for Scudder Cash Investment Trust, and $1,000 or more for either Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares to your existing account by wire.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.


By exchange. Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Trust's or Corporation's respective Board of Trustees or Directors. Your new account will have the same registration and address as your existing account.


The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Minimum account requirements may be different for other Scudder Funds. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Funds reserve the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $100 for Scudder Cash Investment Trust, and for at least $1,000 for Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares and no more than $5,000,000 for each Fund. Your Fund investments will continue to earn dividends until your check is presented to a Fund for payment.


Checks will be returned by the Funds' transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon for Scudder Cash Investment Trust only and, for both Funds as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the total value of net assets of Scudder Cash Investment Trust, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares, less all liabilities attributable to such Fund or Class, as applicable, by the total number of shares outstanding in such Fund or Class, as applicable. In calculating the net asset value per share, Scudder Cash Investment Trust uses the current market value of the securities. However, for securities with sixty days or less to maturity, Scudder Cash Investment Trust uses the amortized cost value. Scudder Money Market Series uses the amortized cost value in calculating the net asset value per share.

Processing time

Scudder Cash Investment Trust. Purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares. Purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by the close of regular trading, normally 4:00 p.m. eastern time, are executed at the net asset value calculated at the close on that day. If requested by the shareholder, proceeds can be wired that day, but no dividend will be earned on the redeemed shares that day. All other redemption requests will be processed on the day received and will earn a dividend on the redeemed shares that day; however, the proceeds will be distributed on the next business day.


If you wish to make a purchase of $500,000 or more for either of the above Funds, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions


Scudder Cash Investment Trust, Scudder Fund, Inc., the classes of Shares of Scudder Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.


Tax identification number

Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

Minimum balances for Scudder Cash Investment Trust


Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, may be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Minimum balances for Scudder Prime Reserve Money Market Shares

Initial minimum investment in the Prime Reserve Shares is $10,000. Shareholders should maintain a share balance worth at least $7,500 (which minimum amount may be changed by the Board of Directors). Account balances will be reviewed periodically and shareholders with accounts below $7,500 will receive 60 days' notice, after which, if the balance is not increased to the required level, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record.

Accounts with balances below $2,500, which is the minimum balance required for Scudder Cash Investment Trust, will be automatically liquidated and the check sent to the shareholder's address of record.

The Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Please refer to "Exchanges and Redemptions-- Other Information" in the Fund's combined Statement of Additional Information for more information.


Minimum balances for Scudder Premium Money Market Shares

Initial minimum investment in the Fund is $25,000. Shareholders should maintain a share balance worth at least $15,000 (which minimum amount may be changed by the Board of Directors).

Shareholders whose account balance falls below $15,000 for at least 30 days will be given 60 days' notice to bring the account back up to $15,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record.

Please refer to "Exchanges and Redemptions-- Other Information" in the Fund's combined Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


  Shareholder benefits


Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in the Adviser's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for setting each Fund's investment strategy and for overseeing each Fund's day-to-day management in January, 1998. Mr. Rachwalski has been responsible for the trading and portfolio management of money market funds since 1974.

John W. Stuebe, Portfolio Manager for both Funds, has been a fixed income trader for money market securities since 1979. Mr. Stuebe currently specializes in and trades for the taxable, non-government money market funds.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal CounselSM -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have

$100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Funds' Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

 Purchases



 Opening
 an account         Minimum initial investment:


                             Scudder Cash Investment Trust:  $2,500; IRAs $1,000
                             Scudder Prime Reserve Money Market Shares:  $10,000; IRAs $10,000
                             Scudder Premium Money Market Shares:  $25,000; IRAs $25,000



                    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.
 Make checks        o  By Mail             Send your completed and signed application and check
 payable to "The       or fax
 Scudder Funds."
                                                        by regular mail to:              or   by express, registered,
                                                                                         or certified mail to:
                                                        The Scudder Funds                         The Scudder Funds
                                               P.O. Box 2291                             66 Brooks Drive
                                               Boston, MA  02107-2291                    Braintree, MA  02184

                    o  By Wire             Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number. Then call
                                           1-800-225-5163 for instructions.

                    o  In Person           Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

 Purchasing
 additional shares  Minimum additional investment:


                             Scudder Cash Investment Trust:  $100; IRAs $50
                             Scudder Prime Reserve Money Market Shares:  $1,000; IRAs $100
                             Scudder Premium Money Market Shares:  $1,000; IRAs $100


                    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

 Make checks        o By Mail           Send a check with a Scudder investment slip, or with a letter of
 payable to "The                        instruction including your account number and the complete Fund name and
 Scudder Funds."                        class name (if applicable), to the appropriate address listed above.

                    o By Wire           Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                    o In Person         Visit one of our Investor Centers to make an additional investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                    o By Telephone      Please see Transaction information--Purchasing shares-- By QuickBuy for more details.

                    o By Automatic      You may arrange to make investments on a egular basis through automatic
                      Investment Plan   deductions from your bank checking account. Please call 1-800-225-5163 for
                      ($50 minimum)     more information and an enrollment form.


                                       26


  Exchanges and redemptions

 Exchanging
 shares           Minimum investments:


                           Scudder Cash Investment Trust:  $2,500 to establish a new account;
                                $100 to exchange among existing accounts
                           Scudder Prime Reserve Money Market Shares:  $10,000 to establish a new account;
                                $1,000 to exchange among existing accounts
                           Scudder Premium Money Market Shares:  $25,000 to establish a new account;
                                $1,000 to exchange among existing accounts

 For informa-     o By Telephone        To speak with a service representative, call 1-800-225-5163 from
 tion on                                8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
 exchanging to                          Information Line, call 1-800-343-2890 (24 hours a day).
 other Scudder
 Funds, see
 "Transaction
 information--
 By exchange."
                  o By Mail            Print or type your instructions and include:
                    or Fax
                                       -    Scudder Cash Investment Trust, Scudder Prime Reserve
                                            Money Market Shares or Scudder Premium Money Market
                                            Shares and the account number you are exchanging from;


                                       -    your name(s) and address as they appear on your
                                            account;

                                       -    the dollar amount or number of shares you wish to
                                            exchange;

                                       -    the name of the Fund (and class, if applicable) you are
                                            exchanging into;

                                       -    your signature(s) as it appears on your account; and

                                       -    a daytime telephone number.

                                       Send your instructions by regular mail to:    or by express, registered,  or by fax to:
                                                                                     or certified mail to:
                                            The Scudder Funds                        The Scudder Funds            1-800-821-6234
                                            P.O. Box 2291                            66 Brooks Drive
                                            Boston, MA 02107-2291                    Braintree, MA 02184



 Redeeming shares o By Telephone        To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8
                                        p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By "Write-          You may redeem shares by writing checks against your account balance as often
                    A-Check"            as you like for at least $100 for Scudder Cash Investment Trust and at least
                                        $1,000 for Scudder Prime Reserve Money Market Shares and Scudder Premium Money
                                        Markets Shares and no more than $5,000,00 for each fund.

                  o By Mail             Send your instructions for redemption to the appropriate address or fax number
                    or Fax              above and include:

                                          -   Scudder Cash Investment Trust,  Scudder Prime Reserve Money Market Shares
                                              or Scudder  Premium  Money Market  Shares and the and account  number you are redeeming from;

                                          -   your name(s) and address as they  appear on your account; - the dollar amount or number of shares you wish to redeem; - your signature(s) as it appears on your account; and - a daytime telephone number.

                                        A signature guarantee is required for redemptions over $100,000.


                                        See Transaction information--Redeeming shares.
                  o By Automatic        You may arrange to receive automatic cash payments periodically. Call
                    Withdrawal Plan     1-800-225-5163 for more information and an enrollment form.

 Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Trustees and Officers of Scudder Cash Investment Trust


Daniel Pierce*
    President and Trustee
Henry P. Becton, Jr.
    Trustee; President and
    General Manager, WGBH
    Educational Foundation
Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics; President, Driscoll Associates
Peter B. Freeman
    Trustee; Corporate
    Director and Trustee
George M. Lovejoy, Jr.
    Trustee; President and
    Director, Fifty Associates
Wesley W. Marple, Jr.
    Trustee
Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary
Jean C. Tempel
    Trustee; Managing Partner, Technology
    Equity Partners
Jerard K. Hartman*
    Vice President
Thomas W. Joseph*
    Vice President
Frank J. Rachwalski, Jr.*
    Vice President
David Wines*
    Vice President
Thomas F. McDonough*
    Vice President and Secretary
John R. Hebble*
    Treasurer
James DiBiase*
    Assistant Treasurer
Caroline Pearson*
    Assistant Secretary


*Scudder Kemper Investments, Inc.

  Directors and Officers of Scudder Fund, Inc.


Daniel Pierce*
    President
Dr. Rosita P. Chang
    Director; Professor of Finance, University of Rhode Island
Dr. J. D. Hammond
    Director; Dean, Smeal College of Business Administration, Pennsylvania
    State University
Richard M. Hunt
    Director; University Marshal and
    Senior Lecturer, Harvard University
Edgar R. Fiedler
    Director; Vice President and Economic Counsellor, The Conference Board, Inc. Peter B. Freeman
    Director; Corporate Director and Trustee
Thomas W. Joseph*
    Vice President and Assistant Secretary
Thomas F. McDonough*
    Vice President and Secretary
Jerard K. Hartman*
    Vice President
Kathryn L. Quirk*
    Vice President
Frank J. Rachwalski, Jr.*
    Vice President
David B. Wines*
    Vice President
John R. Hebble*
    Treasurer
James DiBiase*
    Assistant Treasurer
Caroline Pearson*
    Assistant Secretary


*Scudder Kemper Investments, Inc.

Investment products and services


The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Prime Reserve Shares
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund


  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

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Please address all correspondence to:

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                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

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         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

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Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                          SCUDDER CASH INVESTMENT TRUST


          A Pure No-load(TM) (No Sales Charges) Mutual Fund Seeking to
          Maintain the Stability of Capital and, consistent therewith, to Maintain the Liquidity of Capital and to Provide Current Income.
                   The Fund Seeks to Achieve Its Objective by
                      Investing in Money Market Securities.

                                       and

                        SCUDDER U.S. TREASURY MONEY FUND


             A Pure No-load(TM) (No Sales Charges) Money Market Fund Seeking Safety, Liquidity and Stability of Capital and,
                      consistent therewith, Current Income.

             The Fund Seeks to Achieve Its Objective by Investing in
                     Short-Term U.S. Government Securities.





--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                October 15, 1998



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This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund each dated October 15, 1998, as may be amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS

                                                                                                                   PAGE
THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES........................................................................1
         General Investment Objectives and Policies of Scudder Cash Investment Trust.................................1
         General Investment Objectives and Policies of Scudder U.S. Treasury Money Fund..............................3
         Specialized Investment Techniques of the Funds..............................................................3
         Investment Restrictions.....................................................................................6


PURCHASES.......................................................................................................... 8
         Additional Information About Opening an Account........................................................... 8
         Checks.................................................................................................... 8
         Wire Transfer of Federal Funds............................................................................ 8
         Additional Information About Making Subsequent Investments by QuickBuy.................................... 9
         Share Price............................................................................................... 9
         Share Certificates........................................................................................ 9
         Other Information......................................................................................... 9

EXCHANGES AND REDEMPTIONS......................................................................................... 10
         Exchanges................................................................................................ 10
         Redemption by Telephone.................................................................................. 11
         Redemption By QuickSell.................................................................................. 12
         Redemption by Mail or Fax................................................................................ 12
         Redemption by Write-a-Check.............................................................................. 12
         Other Information........................................................................................ 13

FEATURES AND SERVICES OFFERED BY THE FUNDS........................................................................ 14
         The Pure No-Load(TM) Concept............................................................................. 14
         Internet Access.......................................................................................... 14
         Dividend and Capital Gain Distribution Options........................................................... 15
         Scudder Investor Centers................................................................................. 16
         Diversification.......................................................................................... 16
         Reports to Shareholders.................................................................................. 16
         Transaction Summaries.................................................................................... 16

THE SCUDDER FAMILY OF FUNDS....................................................................................... 16

SPECIAL PLAN ACCOUNTS............................................................................................. 21
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals........................................................................... 21
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals...... 22
         Scudder IRA:  Individual Retirement Account.............................................................. 22
         Scudder Roth IRA:  Individual Retirement Account..........................................................23
         Scudder 403(b) Plan...................................................................................... 23
         Automatic Withdrawal Plan................................................................................ 23
         Group or Salary Deduction Plan............................................................................24

DIVIDENDS......................................................................................................... 25

PERFORMANCE INFORMATION........................................................................................... 26
         Yield.................................................................................................... 26
         Effective Yield.......................................................................................... 26
         Average Annual Total Return.............................................................................. 26
         Cumulative Total Return.................................................................................. 27
         Total Return............................................................................................. 28
         Comparison of Fund Performance........................................................................... 28
         Taking a Global Approach..................................................................................31
         Scudder's 30% Solution....................................................................................32


                                       i

                          TABLE OF CONTENTS (continued)


ORGANIZATION OF THE FUNDS..........................................................................................32


INVESTMENT ADVISER..................................................................................................33
         Scudder Cash Investment Trust..............................................................................34
         Scudder U.S. Treasury Money Fund...........................................................................35
         SCIT and Treasury Fund.....................................................................................37
         Personal Investments by Employees of the Adviser...........................................................37

TRUSTEES AND OFFICERS...............................................................................................37
         Scudder Cash Investment Trust and  Scudder U.S. Treasury Money Fund........................................37

REMUNERATION........................................................................................................39
         Responsibilities of the Board -- Board and Committee Meetings............................................. 39
         Compensation of Officers and Trustees......................................................................40

DISTRIBUTOR.........................................................................................................41
         Scudder Cash Investment Trust............................................................................. 41
         Scudder U.S. Treasury Money Fund.......................................................................... 41

TAXES...............................................................................................................42

PORTFOLIO TRANSACTIONS..............................................................................................44
         Brokerage Commissions......................................................................................44

NET ASSET VALUE.....................................................................................................44

ADDITIONAL INFORMATION..............................................................................................45
         Experts....................................................................................................45
         Shareholder Indemnification................................................................................45
         Other Information..........................................................................................45

FINANCIAL STATEMENTS................................................................................................46
         Scudder Cash Investment Trust..............................................................................46
         Scudder U.S. Treasury Money Fund...........................................................................46
APPENDIX

         Ratings of Municipal Obligations
         Commercial Paper Ratings

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

                  (See "Investment objectives and policies" and
                   "Additional information about policies and
                    investments" in each Fund's prospectus.)

         Scudder Cash Investment Trust sometimes is referred to herein as "SCIT." Scudder U.S. Treasury Money Fund sometimes is referred to herein as "Treasury Fund." SCIT and Treasury Fund sometimes are jointly referred to herein as the "Funds" or "Scudder Money Market Funds."

General Investment Objectives and Policies of Scudder Cash Investment Trust

         Scudder Cash Investment Trust is a pure no-load(TM), open-end, diversified management investment company. SCIT's investment objectives are to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. SCIT's management seeks to improve investment income by keeping money at work in what it considers to be the most attractive short-term debt investments consistent with the objectives of maintaining the stability and liquidity of capital. There is no assurance that SCIT's investment objectives will be achieved. The investment objectives and policies of SCIT stated under this caption may be changed by the Trustees without a vote of a majority of the outstanding voting securities of the Fund, as that term is defined below in "Investment Restrictions." All of the securities in which SCIT may invest are U.S. dollar-denominated. Shares of the Fund are not insured or guaranteed by an agency of the U.S. Government.

         SCIT may invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

         SCIT may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations and obligations of trusts, finance companies and other entities, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; and municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

         In addition, SCIT may invest in repurchase agreements and securities with put features. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described below. The Fund may also hold cash.

         Investments in municipal securities will be limited to those which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest rating categories for municipal obligations -- Aaa and Aa, or within Moody's short-term municipal obligations top rating categories of MIG 1 and MIG 2 -- or are rated at the time of purchase by Standard & Poor's ("S&P") within S&P's two highest rating categories for municipal obligations AAA/AA and SP-1+/SP-1 or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest rating categories for municipal obligations -- AAA/AA or within Fitch's highest short term rating categories of F-1 and F-2, all in such proportions as management will determine. SCIT also may invest in securities rated within the two highest rating categories by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. SCIT may also invest in municipal securities which are unrated if, in the opinion of Scudder, Stevens & Clark, Inc. (the "Adviser"), such securities possess creditworthiness comparable to those rated securities in which the Fund may invest.

         Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity.

         Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under Federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected.

         Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. SCIT may invest in certificates of deposit of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. The Fund does not invest in certificates of deposit of foreign banks. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         SCIT may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

         Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by SCIT will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

        Eurodollar     Obligations.     Eurodollar    bank    obligations    are
dollar-denominated  certificates of deposit and time deposits issued outside the

U.S. capital markets by foreign branches of U.S. banks and U.S. branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

         Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by SCIT will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

         Participation Interests. SCIT may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interest, determined by the Adviser to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security.

         Asset-backed securities. Asset backed securities may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

General Investment Objectives and Policies of Scudder U.S. Treasury Money Fund

         Scudder U.S. Treasury Money Fund is a pure no-load(TM), open-end, diversified management investment company. Treasury Fund's investment objectives are to provide safety, liquidity and stability of capital, and consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 and declares dividends daily. There can be no assurance that the Fund's objectives will be met.

         The Fund provides investors with current income and stability of capital through a portfolio consisting primarily of short-term U.S. Treasury obligations and similar investments. The Fund is a "fixed-price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. The Fund's price stability makes it suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk. The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund may also invest in when-issued securities and illiquid or restricted securities.

Specialized Investment Techniques of the Funds

         Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the Securities and Exchange Commission (the "SEC"), each Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00, rounded to the nearest whole cent. In fulfillment of their responsibilities under that Rule, the Trustees of each Fund have approved policies established by the Funds' Adviser reasonably calculated to prevent each Fund's net asset value per share, as so rounded, from deviating from $1.00 except under unusual or extraordinary circumstances and the Trustees of each Fund will periodically review the Adviser's operations under such policies at regularly scheduled Trustees' meetings. Those policies include a weekly monitoring by the Adviser of unrealized gains and losses in each Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of each Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

         Securities eligible for investment by the Funds are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a Fund's investments, as a matter of non-fundamental policy, each Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. Each Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Fund may not make more than one such investment at any time. Each Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, each Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         Portfolio Maturity. The assets of each Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less (except in the case of Government securities, 762 calendar days) from date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of each Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the two portfolios will vary according to the management's appraisal of money market conditions. Each Fund will invest only in securities determined by or under the direction of the Trustees to be of high quality with minimal credit risks.

         Portfolio Turnover. The Funds may sell portfolio securities to take advantage of investment opportunities arising from changing market levels or yield relationships. Although such transactions involve additional costs in the form of spreads, they will be undertaken in an effort to improve a Fund's overall investment return, consistent with its objectives.

         U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Treasury, by federal agencies, or by instrumentalities established or sponsored by the U.S. Government. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. They include Treasury bills, notes and bonds, which differ in their interest rates, maturities and times of issuance. Obligations guaranteed by the U.S. Treasury include Government National Mortgage Association participation certificates. Obligations of a federal agency or U.S. Government instrumentality may be supported in various ways, including the limited authority of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; the discretionary authority of the U.S. Government to purchase obligations of the agency or instrumentality, such as Federal National Mortgage Association bonds; or the credit only of the issuing agency or instrumentality, such as Student Loan Marketing Association. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligations for ultimate repayment, which agency may be privately owned. These securities may bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

         When-issued and Forward Delivery Securities. Government securities are frequently offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date normally within 45 days after the date of the commitment to purchase. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are not invested prior to the settlement of a purchase of securities, the Funds will earn no income; however, it is intended that both Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that both Funds will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time SCIT and Treasury Fund make the commitment to purchase securities on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their respective net asset values. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. SCIT and Treasury Fund will establish a segregated account in which to maintain cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Neither SCIT nor Treasury Fund will enter into such transactions for leverage purposes.

         Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         Illiquid and Restricted Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Each Fund may be deemed to be an

"underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of each Fund's Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The conclusions and investment decisions of the Adviser with respect to each Fund are based primarily on the analyses of its own research specialists. While these specialists have the major responsibility for doing research on debt securities, they receive the support of the Adviser's general economics department for studies on interest rate trends and of the Adviser's stock research analysts for consultation on the qualitative aspects of credit analysis which enable the Adviser to establish its own credit ratings for issuers of senior securities. The Adviser believes it is important to have this combination of specialized skills available for developing the proper investment strategies for the Funds. The Adviser subscribes to leading bond information services and receives directly published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.


         In addition, as a matter of fundamental policy, the Fund will not:

          1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that Scudder Cash Investment Trust reserves the freedom of action to concentrate its investments in instruments issued by domestic banks);

          4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities ;

          5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

          6. purchase physical commodities or contracts relating to physical commodities; or

          7. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

         In addition, although not a matter of fundamental policy, SCIT does not currently intend to:

          1. borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes;

          2. lend portfolio securities in an amount greater than 5% of its total assets .


         As a matter of fundamental policy, unless and to the extent permitted by an exemptive order of the SEC, Treasury Fund may not:


          1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that Scudder Cash Investment Trust reserves the freedom of action to concentrate its investments in instruments issued by domestic banks);

          4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities ;

          5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

          6. purchase physical commodities or contracts relating to physical commodities; or

          7. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.


         Treasury Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

         Although not a matter of fundamental policy Treasury Fund may not:


          1. borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes;

          2. lend portfolio securities in an amount greater than 5% of its total assets .

 Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


                                    PURCHASES

             (See "Purchases" and "Transaction information" in each
                              Fund's prospectus.)

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with Scudder or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, Account
Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on or payable through a United States bank.

         If shares of a Fund are purchased with a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by that Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, such Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of a Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more, you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, each Fund pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King Jr., Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans' Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of either Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

         Purchases made by check will be filled without sales charge at the close of regular trading on the Exchange on the day the check is received by the Transfer Agent in good order. Net asset value of each Fund normally is computed twice a day, as of twelve o'clock noon and the close of regular trading on the Exchange on each day when the Exchange is open for trading.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in either
Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


         The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.


         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt investors a certification of exempt status) will be returned to the investor.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

         The Funds may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

              (See "Exchanges and redemptions" and "Transaction information" in each Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in each Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

          (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

          Note:Investors  designating a savings bank to receive their  telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in each Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Write-a-Check

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Write-a-Check" procedure.

Other Information

         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. Neither Fund imposes a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund or portfolio, and including exchanges and redemptions by Write-a-Check, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by each Fund's Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

         SCIT reserves the right, with regard to those investors who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, to assess an annual $10.00 per fund account charge with the fee to be reinvested in the Fund. SCIT also reserves the right to waive this fee. The $10.00 charge will not apply to accounts of shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund also reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts with a value below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

         Treasury Fund shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

             (See "Shareholder benefits" in each Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

======================== ---------------------- ---------------------- ---------------------- ======================
         YEARS           ScudderPure No-Load(TM)   8.50% Load Fund     Load Fund with 0.75%     No-Load Fund with
                                 Fund                                        12b-1 Fee           0.25% 12b-1 Fee
======================== ---------------------- ---------------------- ---------------------- ======================

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
======================== ---------------------- ---------------------- ---------------------- ======================

          15                    41,772                 38,222                 37,698                 40,371
======================== ====================== ====================== ====================== ======================

          20                    67,275                 61,557                 58,672                 64,282
======================== ====================== ====================== ====================== ======================

         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet Access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be given to the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. See "How to contact Scudder" in each Fund's prospectus for the address. Please include your account number with your written request.

         Reinvestment is usually made on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

Scudder Investor Centers

         Investors may visit any of the Centers maintained by Scudder Investor Services, Inc. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Funds' prospectuses.

Diversification

         Your investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification helps protect you against the risks associated with concentrating in fewer securities or in a specific market sector.

Reports to Shareholders

         Each Fund issues to their respective shareholders semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets, and financial highlights for each Fund.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


            (See "Investment products and services" in the [Fund's/Funds'] [prospectus/prospectuses].)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET


         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.


         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

--------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

--------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.


         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.


         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.


     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

--------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.


SCUDDER PREFERRED SERIES

         Scudder Tax Managed Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

         Scudder  Tax  Managed  Small  Company  Fund seeks  long-term  growth of
         capital  on  an  after-tax  basis  through   investment   primarily  in
         undervalued stocks of small U.S. companies.

GLOBAL EQUITY


     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

--------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing
         primarily  in  equity  securities   (including   American   Depository
         Receipts) of Japanese companies.


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS


             (See  "Scudder  tax-advantaged  retirement  plans,"  "Purchases--By
            Automatic   Investment  Plan"  and  "Exchanges  and  redemptions--By
            Automatic Withdrawal Plan" in the Fund's prospectus.)


         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.


         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals


         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.


Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals


         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.


Scudder IRA:  Individual Retirement Account


         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.


         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------

            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                   24,681


Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the [Trust, Corporation] or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the [Trust, Corporation] of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan


         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The [Trust, Corporation] reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.


Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act


         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The [Trust, Corporation] reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

                 (See "Distribution and performance information
                         -- Dividends and capital gains
                   distributions" in each Fund's prospectus.)

         The net income of each Fund is determined as of the close of regular trading on the Exchange, usually 4 p.m. eastern time on each day the Exchange is open for trading.

         All the net investment income and all net realized short-term capital gains and net realized short and long-term capital losses of SCIT so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at 12:00 noon after the purchase and redemption of shares. Any losses may be included in the daily dividend for such number of days as is deemed appropriate in order to avoid a disproportionate impact on holders of shares of beneficial interest of the Fund on any one day on which a dividend is declared. All the net investment income and all realized capital gains and losses on securities held for one year or less (short-term capital gain/loss) of Treasury Fund so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Shares purchased as of the determination of net asset value made as of the regular close of the Exchange will not participate in that day's dividend; in such cases dividends commence on the next business day. Checks will be mailed to shareholders electing to take dividends in cash, and confirmations will be mailed to shareholders electing to invest dividends in additional shares for the month's dividends within four business days after the dividend is calculated. Dividends will be invested at the net asset value per share, normally $l.00, determined as of the close of regular trading on the Exchange on the last business day of each month.

         Dividends are declared daily on each day on which the Exchange is open for business. The dividends for a business day immediately preceding a weekend or holiday will normally include an amount equal to the net income for the subsequent days on which dividends are not declared. However, no daily dividend will include any amount of net investment income in respect of a subsequent semiannual accounting period.

         Net investment income (from the time of the immediately preceding determination thereof) consists of all interest income accrued on the portfolio assets of a Fund, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Expenses of each Fund, including the management fee payable to the Adviser, are accrued each day.

         Normally, each Fund will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of a Fund determined at any time is a negative amount, the net asset value per share will be reduced below $l.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. Each Fund may endeavor to restore the net asset value per share to $l.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

         Because the net investment income of each Fund is declared as a dividend each time the net investment income of the Fund is determined, the net asset value per share of each Fund (i.e., the fair value of the net assets of the Fund divided by the number of shares of the Fund outstanding) will remain at $l.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Fund's portfolio, or (ii) net income is a negative amount.

         Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense, loss or depreciation on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

         Neither Fund anticipates realizing any long-term capital gains.

                             PERFORMANCE INFORMATION

        (See   "Distribution   and   performance   information   --  Performance
information" in each Fund's prospectus.)

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:


TO BE UPDATED


Yield


         Yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield for the seven-day period ended June 30, 1998 was ____% for SCIT and ____% for Treasury Fund. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been ____%.


Effective Yield

         Effective yield is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective yield = [(Base Period Return + 1)365/7] - 1.


         The effective yield for the seven-day period ended June 30, 1998 was ____% for SCIT and ____% for Treasury Fund. If SCIT's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have be ____%. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been ____%.


         Quotations of each Fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of each Fund's expenses.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

Where:
           P          =         a hypothetical initial investment of $1,000
           T          =         Average Annual Total Return
           n          =         number of years
           ERV                  = ending redeemable value: ERV is the
                                value,  at the end of the  applicable
                                period,  of  a  hypothetical   $1,000
                                investment  made at the  beginning of
                                the applicable period.


TO BE UPDATED
           Average Annual Total Return for periods ended June 30, 1998


                        One         Five         Ten
                        Year        Years       Years


SCIT*                ____%      ____%          ____%
Treasury Fund**      ____%      ____%          ____%

* If the Adviser had not absorbed a portion of SCIT expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended June 30, 1998, would have been lower.

** If the Adviser had not absorbed a portion of Treasury Fund expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended June 30, 1998, would have been approximately ____%, ____% and ____%.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                  C = (ERV/P)-1
         Where:
                    C         =       Cumulative Total Return
                    P         =      a hypothetical initial investment of $1,000
                    ERV               =  ending  redeemable  value:  ERV  is the
                                      value,   at  the  end  of  the  applicable
                                      period,    of   a   hypothetical    $1,000
                                      investment made at the beginning of the applicable period.


             Cumulative Total Return for periods ended June 30, 1998


                        One         Five         Ten
                        Year        Years       Years


SCIT*                  ____%       ____%       ____%
Treasury Fund**        ____%       ____%       ____%

* If the Adviser had not absorbed a portion of SCIT's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended June 30, 1998, would have been lower.

** If the Adviser had not absorbed a portion of Treasury Fund's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended June 30, 1998, would have been approximately ____%, ____% and ____%.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the manner as cumulative total return.

         Quotations of the Funds' performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares when redeemed may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         Because some or all each Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which either Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, a Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which a Fund's performance may be compared include, but are not limited to, the following:

 The Europe/Australia/Far East (EAFE) Index
 International Finance Corporation's Latin America Investable Total Return Index Morgan Stanley Capital International World Index
 J.P. Morgan Global Traded Bond Index
 Salomon Brothers World Government Bond Index
 Nasdaq Composite Index
 Wilshire 5000 Stock Index

         From time to time, in marketing and other Fund literature, (Trustees)(Directors) and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.


         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.


         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.


Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.


Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.


Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.


Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.


Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.


Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.


Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.


Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


Taking a Global Approach

         Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

         The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

         Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

         Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

         International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S.
investments strike the best balance between risk and reward.

Scudder's 30% Solution

         The 30 Percent Solution -- A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.


                            ORGANIZATION OF THE FUNDS

                     (See "Fund organization" in each Fund's
                                  prospectus.)

         Scudder Cash Investment Trust is a Massachusetts business trust established under a Declaration of Trust dated December 12, 1975. Treasury Fund is a Massachusetts business trust established under a Declaration of Trust dated April 4, 1980. On February 12, 1991, the Board of Trustees of Treasury Fund approved the change in name from Scudder Government Money Fund to Scudder U.S. Treasury Money Fund. Each Fund's authorized capital consists of an unlimited number of shares of beneficial interest, par value $.01 per share, all of which are one class and have equal rights as to voting, dividends and liquidation. Shareholders have one vote for each share held. All shares issued and outstanding will be fully paid and non-assessable by the Funds, and redeemable as described in this combined Statement of Additional Information and in each Fund's prospectus. The Trustees of both Funds have the authority to issue more than one series of shares, but have no present intention to do so.

         The Trustees of Treasury Fund, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of Treasury Fund.

         Each Fund has a Declaration of Trust which provides that obligations of the Fund involved are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund involved will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund involved except if it is determined in the manner provided in the Declarations of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

             (See "Fund organization -- Investment adviser" in each
                              Fund's prospectus.)


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for both SCIT and Treasury Fund as well as other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Funds. Purchase and sales orders for each Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Funds.

         Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

         Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees have approved an investment management agreement with Scudder Kemper Investments, Inc. which is substantially identical to the current investment management agreement to become effective upon the termination of the current investment management agreement.


         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.


Scudder Cash Investment Trust

         The Investment Advisory Agreement between SCIT and the Adviser (the "Agreement"), dated November 12, 1985, will remain in effect until September 30, 1998 and will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or SCIT cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of SCIT. The Agreement was last approved by the Trustees (including a majority of the Trustees who are not such "interested persons") on August 12, 1997 and by the shareholders of the Fund on November 3, 1987. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides SCIT investment management of the assets of the Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased for SCIT, what securities shall be held or sold by SCIT, and what portion of SCIT's assets shall be held uninvested, subject always to the provisions of SCIT's Declaration of Trust and By-Laws, and of the 1940 Act and to SCIT's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of SCIT may from time to time establish. The Adviser also advises and assists the officers of SCIT in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of SCIT.

         The Adviser furnishes the Trust's Board of Trustees periodic reports on the investment performance of the Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Trust's officers or Board of Trustees shall reasonably request.

         The Adviser furnishes for the use of the Fund office space and facilities in the United States as the Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining or causing to be maintained for the Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Agreement also provides that the Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Trust's name, and the Scudder Marks in connection with the Corporation's investment product and services.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of SCIT and makes available, without expense to the Fund, the services of such Trustees, officers and employees as may duly be elected Trustees, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For these services SCIT pays a monthly fee at an annual rate of
0.50 of 1% of the first $250  million of the Fund's  average  daily net  assets,
0.45 of 1% on the next $250 million of such net assets, 0.40 of 1% of the next $500 million of such net assets and 0.35 of 1% on such net assets in excess of $1 billion.

         Until October 31, 1998, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of average daily net assets of the Fund.


     For the fiscal years ended June 30, 1996 , 1997 and 1998 the investment advisory fee was $5,898,959 , $5,944,464 and $__________, respectively.


         The Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Trust, the Fund or its shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.

Scudder U.S. Treasury Money Fund

         The Investment Management Agreement between Treasury Fund and the Adviser (the "Agreement") was last approved by the Trustees on August 12, 1997 and by the shareholders on November 13, 1990. The Agreement is dated November 14, 1990 and will continue in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of a majority of the Trustees or of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides Treasury Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for Treasury Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The  Adviser  pays  the  compensation  and  expenses  of all  Trustees, officers and executive employees of Treasury Fund (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) who are affiliated persons of the Adviser and makes available, without expense to Treasury Fund, the services of the directors, officers and employees of the Adviser as may duly be elected officers of Treasury Fund, subject to their individual consent to serve and to any limitations imposed by law and provides the Fund's office space and facilities.


         For these services, Treasury Fund pays the Adviser a fee equal to 0.50 of 1% of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended June 30, 1996 , 1997 and 1998 the investment advisory fee imposed was $890,672 , $893,667, and $________, respectively and the fees not imposed amounted to $1,077,479 , $1,202,181 and $_________, respectively.


         The Adviser has agreed until October 31, 1998 not to impose all or a portion of its investment management fee and take other action, to the extent necessary, to maintain the annualized expenses of Treasury Fund at not more than 0.65% of average daily net assets. The Adviser retains the ability to be repaid by the Treasury Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Treasury Fund's expenses and improve its performance.

         Under the Agreement, Treasury Fund is responsible for all its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Treasury Fund may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of shares of the Fund. (See "DISTRIBUTOR" for expenses paid by Scudder Investor Services, Inc.) Treasury Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

SCIT and Treasury Fund


         The expense ratios for SCIT for the fiscal years ended June 30, 1996, 1997 and 1998 were 0.83% , 0.86% and ____%, respectively. The ratios of expenses to annual investment income for SCIT for the same years were 14.75%, 15.63% and _____%, respectively. The expense ratios for Treasury Fund for the fiscal years ended June 30, 1996 , 1997 and 1998 were 0.65%, 0.65% and ____%, respectively.
The ratios of expenses to annual investment income for the same periods were 11.94% , 12.65% and _____%, respectively. If reimbursement is required, it will be made as promptly as practicable after the end of a Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment.


         Each Agreement also provides a Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees of each Fund who are not "interested persons" of the Fund or the Adviser are represented by independent counsel at that Fund's expense. Dechert Price & Rhoads acts as general counsel for each Fund.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers of a Fund may have dealings with that Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund

                                                                                          Position with
                                                                                          Underwriter,
Name, Date of Birth                Position  with         Principal Occupation**          Scudder Investor
and Address                        Fund                   and Affiliations                Services, Inc.
-----------                        -----------            ---------------------           --------------

Daniel Pierce (3/18/34)*@          President and Trustee     Managing Director of      Vice President, Director and
                                                             Scudder Kemper             Assistant Treasurer
                                                             Investments, Inc.



                                       37

                                                                                          Position with
                                                                                          Underwriter,
Name, Date of Birth                Position  with         Principal Occupation**          Scudder Investor
and Address                        Fund                   and Affiliations                Services, Inc.
-----------                        -----------            ---------------------           --------------

Henry P. Becton, Jr.                Trustee                  President and General           --
(10/16/43)#WGBH125 Western                                  Manager, WGBH Educational
AvenueAllston, MA  02134                                     Foundation

Dawn-Marie Driscoll                 Trustee                  Executive Fellow, Center        --
(11/5/46)5760 Flamingo DriveCape                            for Business Ethics;
Coral, FL  33904                                             President, Driscoll

                                                             Associates


Peter B. Freeman (8/4/32)100       Trustee                  Corporate Director and          --
Alumni AvenueProvidence, RI  02906                           Trustee

George M. Lovejoy, Jr.              Trustee                  President and Director,         --
(4/15/30)#160 Federal                                       Fifty Associates

StreetBoston, MA  02110


Dr. Wesley W. Marple, Jr.           Trustee                  Professor of Business           --
(2/22/32)Northeastern                                       Administration,

University360 Huntington                                     Northeastern University
AvenueBoston, MA  02115


Kathryn L. Quirk (12/3/52)+         Trustee, Vice            Managing Director of           --
                                    President and            Scudder Kemper
                                    Assistant Secretary      Investments, Inc.

Jean C. Tempel (3/24/43)           Trustee                  Managing Partner,               --
                                                             Technology Equity Partners

Jerard K. Hartman (3/1/33)+        Vice President           Managing Director of            --
                                                             Scudder Kemper
                                                             Investments, Inc.

Thomas W. Joseph (4/22/39)@        Vice President           Principal of Scudder,       Vice President, Director,
                                                             Stevens & Clark, Inc.       Treasurer  & Assistant Clerk

Thomas F. McDonough (1/20/47)@     Vice President and       Principal of Scudder       Clerk
                                    Secretary                Kemper Investments, Inc.

 Frank J. Rachwalski, Jr.          Vice President            Managing Director of         --
(3/26/45) +++                                                Scudder Kemper
                                                             Investments, Inc.

 David Wines (4/8/56)++           Vice President           Principal of Scudder           --
                                                             Kemper Investments, Inc.

John R. Hebble (6/27/58)@           Treasurer                Senior Vice President of       --
                                                             Scudder Kemper
                                                             Investments, Inc.



                                       38

                                                                                          Position with
                                                                                          Underwriter,
Name, Date of Birth                Position  with         Principal Occupation**          Scudder Investor
and Address                        Fund                   and Affiliations                Services, Inc.
-----------                        -----------            ---------------------           --------------

James DiBiase (___)@                Assistant Treasurer      Senior Vice President of       --
                                                             Scudder Kemper
                                                             Investments, Inc.

Caroline Pearson (4/1/62)@          Assistant Secretary      Senior Vice President of       --
                                                             Scudder Kemper
                                                             Investments, Inc.;
                                                             Associate, Dechert Price
                                                             & Rhoads (law firm) 1989
                                                             to 1997.

* Mr. Pierce and Ms. Quirk are considered by the Funds and their counsel to be Trustees who are "interested persons" of the Adviser of the Fund, within the meaning of the 1940 Act, as amended.

** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

# Messrs. Becton, Lovejoy and Pierce and Ms. Quirk are members of the Executive Committee for Scudder Cash Investment Trust and Messrs. Lovejoy and Pierce and Mses. Driscoll and Quirk for the Scudder U.S. Treasury MoneyFund, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

@        Address:  Two International Place, Boston, Massachusetts  02110
+        Address:  345 Park Avenue, New York, New York  10154
++       Address:  333 South Hope Street, 37th floor, Los Angeles, CA  90071

+++      Address:  222 South Riverside Plaza, Chicago, IL

         As of September 30, 1998 all Trustees and officers of SCIT as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of the Fund outstanding on such date.

        To the best of SCIT's knowledge as of September 30, 1998 no person owned beneficially more than 5% of SCIT's outstanding shares.


         The Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.


         To the best of the Trust's knowledge, as of September 30, 1997, all Trustees and officers of the Treasury Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of the Fund outstanding on such date.


         To the best of the Trust's knowledge, as of September 30, 1997, no person owned beneficially more than 5% of the Fund's outstanding shares.

         The Trustees and officers of Treasury Fund also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings


         Each Fund's Board of Directors is responsible for the general oversight of each Fund's business. A majority of each Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors for each Fund meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on each Fund's respective Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the respective Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

 Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from each of SCIT and Treasury Fund: an annual trustee's fee of $7,200 for SCIT and $4,800 for Treasury Fund; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $150 for Audit Committee and Contract Meetings and $50 for all other Committee Meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees . Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from each Trust and from all of the Scudder funds as a group.

                                    Scudder Cash                   Scudder U.S.
 Name                            Investment Trust              Treasury Money Fund             All Scudder Funds
                              Paid by         Paid by         Paid by        Paid by         Paid by         Paid by
                             the Trust      the Adviser      the Trust     the Adviser      the Trust      the Adviser

Henry P. Becton, Jr.,         $9,650           $700           $1,050             $0         $114,554         $9,500
                              ======           ====           ======             ==         ========         ====

Trustee


Dawn-Marie Driscoll,          $9,850           $700           $8,650           $700         $107,722         $8,800
                              ======           ====           ======           ====         ========         =====

Trustee


Peter B. Freeman,             $9,471           $700           $3,550           $700         $139,011        $14,625
                              ======           ====           ======           ====         ========        =====

Trustee


George M. Lovejoy, Jr.,       $9,650           $700           $8,450           $700         $139,113        $10,700
                              ======           ====           ======           ====         ========        ======

Trustee


Dr. Wesley W. Marple,         $1,500             $0           $1,050             $0         $121,129        $10,100
                              ======             ==           ======             ==         ========        =======
Jr., Trustee

Jean C. Temple,  Trustee      $1,500             $0           $8,650           $700         $122,504        $10,100
                              ======             ==           ======           ====         ========        =====

         Members of each Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund .

                                   DISTRIBUTOR


         Both Funds have an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation.

         As agent, the Distributor currently offers shares of both Funds on a continual basis to investors in all states in which the Funds may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accept orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

Scudder Cash Investment Trust


         SCIT's underwriting agreement dated July 20, 1976 will remain in effect until September 30, 1998 and from year to year only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. SCIT has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws and to assume the cost of preparation of prospectuses and other expenses. The Distributor pays all expenses of printing prospectuses used in offering shares (other than prospectuses used by SCIT for transmission to shareholders, for which the Fund pays printing expenses), expenses, other than filing fees, of qualification of SCIT's shares in various states, including registering SCIT as a dealer, and all other expenses in connection with the offer and sale of shares which are not specifically allocated to the Funds. The underwriting agreement was last approved by the Trustees on August 12, 1998.


Scudder U.S. Treasury Money Fund


         Treasury Fund's underwriting agreement dated September 10, 1985 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of Treasury Fund.
The underwriting agreement was last approved by the Trustees on August 12, 1998.


         Under the principal underwriting agreement, Treasury Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering Treasury Fund as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses, notices, proxy statements, reports or other communications (including newsletters) to shareholders of Treasury Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both Treasury Fund and the Distributor. Although Treasury Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, Treasury Fund will also pay those fees and expenses permitted to be paid or assumed by Treasury Fund pursuant to a 12b-1 Plan, if any, adopted by Treasury Fund, notwithstanding any other provision to the contrary in the underwriting agreement and Treasury Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of Treasury Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of customer service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

                                      TAXES

         (See "Transaction information -- Tax identification number" and "Distribution and performance information -- Dividends and capital gains distributions" in each Fund's prospectus.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. Each Fund intends to distribute, at least annually, all of its investment company taxable income and net realized capital gains.

         The Funds are subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year (although investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution using their actual taxable year), and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Funds.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Since no portion of the Funds' income is comprised of dividends from domestic corporations, none of the income distributions of the Funds is eligible for the deduction for dividends received by corporations.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss that are designated as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund involved have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month are deemed to have been received by shareholders on December 31 if paid in January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though a Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Funds which must be distributed to shareholders in order to maintain the qualification of the Funds as regulated investment companies and to avoid federal income tax at the level of the Funds. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income (up to $2,000 per individual for married couples if only one spouse has earned income) for any taxable year only if (i) neither the individual nor a spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and a spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         The Funds will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains (and proceeds from the redemption or exchange of the shares of a regulated investment company if the funds fail to maintain a constant $1.00 NAV per share) may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds' shares. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividends, even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by such shareholders, would be exempt from state income tax.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

         Each Fund is organized as a Massachusetts business trust and, provided that it qualifies as a regulated investment company for federal income tax purposes, is not liable for any income or franchise tax in the Commonwealth of Massachusetts.

        The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by the shareholder, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this combined Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS


 Brokerage Commissions


         Allocation of brokerage is supervised by the Adviser.


         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and ask prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing, in purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed twice daily as of twelve o'clock noon and the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day when the Exchange is open for trading. The Exchange is normally closed on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Net asset value is determined by dividing the total assets of a Fund, less all of its liabilities, by the total number of shares of that Fund outstanding. The Funds use the penny-rounding method of security valuation as permitted under Rule 2a-7 under the 1940 Act. Under this method, portfolio securities for which market quotations are readily available and which have remaining maturities of more than 60 days from the date of valuation are valued at market. Short-term securities purchased with remaining maturities of 60 days or less shall be valued by the amortized cost method; if acquired with remaining maturities of 61 days or more, the cost thereof for purposes of valuation is deemed to be the value on the 61st day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of each Fund. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. Determinations of net asset value per share for each Fund made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of each Fund included in each Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and the preparation of federal tax returns.


Shareholder Indemnification

         The Funds are organizations of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of that trust. The Declarations of Trust of each Fund contain an express disclaimer of shareholder liability in connection with the Funds' property or the acts, obligations or affairs of the Funds. The Declarations of Trust also provide for indemnification out of the Funds' property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

         Both Funds have a fiscal year ending on June 30.

         Portfolio securities of each Fund are held separately, pursuant to separate custodian agreements, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

         The CUSIP number of Scudder Cash Investment Trust is 811118-10-8.

         The CUSIP number of Scudder U.S. Treasury Money Fund is 81123P-10-6.

         "Scudder Cash Investment Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated December 12, 1975, and the name "Scudder U.S. Treasury Money Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated April 4, 1980, each as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by a Fund's Declaration of Trust, as amended from time to time. No series is liable for the obligations of any other series. The Declaration of Trust of each Fund is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

TO BE UPDATED

         Scudder Fund Accounting Corporation (SFAC), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes the Funds' net asset value. Each Fund pays SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of such assets in excess of $150 million, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended June 30, 1998, 1997 and 1996 , SFAC charged SCIT aggregate fees of $_______, $105,874 and $104,207 . For the fiscal years ended June 30, 1998, 1997 and 1996 , SFAC charged Treasury Fund aggregate fees of $________, $50,134 and $49,647.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for both funds. Service Corporation also serves as shareholder service agent for the Funds and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Funds each pay Service Corporation an annual fee of $31.50 for each regular account and $34.50 for each retirement account maintained for a participant. For the fiscal years ended June 30, 1998, 1997 and 1996 , Service Corporation charged SCIT aggregate fees of $________, $2,907,025 and $2,884,988. For the fiscal years ended June 30, 1998, 1997 and 1996 , Service Corporation charged Treasury Fund aggregate fees of $_________, $710,792 and $682,565 .

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         Scudder Trust Company, Two International Place, Boston, MA 02110-4103, an affiliate of the Adviser provides services for certain retirement plan accounts. The Funds each pay Scudder Trust Company an annual fee of $34.50 for each account maintained for a participant. For the fiscal years ended June 30, 1998, 1997 and 1996, Scudder Trust Company's fees amounted to $__________, $1,699,834 and $1,431,726 for SCIT and $__________, $525,821 and $447,05 for
Treasury Fund.


         This Statement of Additional Information contains the information of both Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund. Each Fund, through its individual prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

         Each Fund's prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statements which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements for further information with respect to the Funds and the securities offered hereby. These Registration Statements are available for inspection by the public at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Cash Investment Trust

         The financial statements, including the investment portfolio, of Scudder Cash Investment Trust, together with the Report of Independent
Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto on pages 6 through 17, inclusive, in the Annual Report to the Shareholders of the Fund dated June 30, 1997, and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder U.S. Treasury Money Fund


         The  financial  statements,  including  the  investment  portfolio,  of
Scudder U.S. Treasury Money Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto on pages __ through ___, inclusive, in the Annual Report to the Shareholders of the Fund dated June 30, 1998, and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX


                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB and B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay principal and interest. Adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `f-1+.' Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

[insert SFI SAI here, if applicable]

                                           SCUDDER CASH INVESTMENT TRUST

                                             PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements:

                           Included in Part A of this Registration Statement:

                                    Financial Highlights for the ten fiscal years ended June 30, 1998, to be filed by amendment.

                           Included in Part B of this Registration Statement:

                                    Investment Portfolio as of June 30, 1998, to be filed by amendment.
                                    Statement of Assets and Liabilities as of June 30, 1998, to be filed by amendment.
                                    Statement of Operations for the fiscal year ended June 30, 1998, to be filed by amendment.
                                    Statements of Changes in Net Assets for the two fiscal years ended June 30,
                                    1997, to be filed by amendment.
                                    Financial Highlights for the ten fiscal years ended June 30, 1998, to be filed by amendment.
                                    Notes to Financial Statements, to be filed by amendment.
                                    Report of Independent Accountants, to be filed by amendment.

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             All references are to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 12, 1975.  File Nos. 2-5516 &
                             811-2613 (the "Registration Statement").

                             1.       Amended and Restated Declaration of Trust dated November 3, 1987
                                      (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                      Registration Statement.)

                             2.       (a)(1)  By-Laws amended as of June 30, 1979.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(2)  Amendment to the By-Laws dated August 13, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(3)  Amendment to the By-Laws dated November 12, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                             3.       Inapplicable.

                                Part C - Page 1

                             4.       Specimen certificate representing shares of beneficial interest of $.01 par value.
                                      (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                      Registration Statement.)

                             5.       Investment Advisory Agreement with Scudder, Stevens & Clark Ltd. dated
                                      November 12, 1985.
                                      (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                      Registration Statement.)

                                      (a)(1)  Investment Advisory Agreement between the Registrant on behalf of
                                              Scudder Cash Investment Trust and Scudder Kemper Investments dated
                                              December 31, 1997 is filed herein.

                             6.       Underwriting Agreement with Scudder Investor Services, Inc. (formerly
                                      Scudder Fund Distributors, Inc.) dated July 20, 1976.
                                      (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                      Registration Statement.)

                             7.       Inapplicable.

                             8.       (a)(1)  Custodian Contract with State Street Bank and Trust Company dated
                                              March 19, 1980.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(2)  Amendment to the Custodian Contract with State Street Bank and Trust
                                              Company dated August 11, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(3)  Amendment to the Custodian Contract with State Street Bank and Trust
                                              Company dated August 9, 1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(4)  Fee schedule for Exhibit 8(a)(l).
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(5)  Amendment to the Custodian Contract with State Street Bank and Trust
                                              Company dated November 13, 1990.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(6)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Exhibit 8(a)(6) to Post-Effective
                                              Amendment No. 29 to the Registration Statement.)

                                      (b)(1)  Subcustodian Agreement between State Street Bank and Trust Company and The Bank of New York, London office, dated March 27, 1979 and
                                              Fee Schedule.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                Part C - Page 2

                             9.       (a)(1)  Transfer Agency and Service Agreement with
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(3)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (a)(4)  Form of revised fee schedule dated October 1, 1996 for Exhibit
                                              9(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (b)(1)  COMPASS Service Agreement with Scudder Trust Company dated January
                                              1, 1990 is filed herein.

                                      (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (b)(3)  Shareholder Services Agreement with Charles Schwab & Co., Inc. dated
                                              June 1, 1990.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (b)(4)  COMPASS Service Agreement with Scudder Trust Company dated October
                                              1, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (b)(5)  Form of revised fee schedule dated October 1, 1996 for Exhibit
                                              9(b)(4).
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (c)     Inapplicable.

                                      (d)     Fund Accounting Services Agreement between the Registrant and
                                              Scudder Financial Accounting Corporation dated August 1, 1994.
                                              (Incorporated by reference to Exhibit 9(d) to Post-Effective
                                              Amendment No. 29 to the Registration Statement.)

                             10.      Inapplicable.

                             11.      Consent of Independent Accountants to be filed by amendment.

                             12.      Inapplicable.

                             13.      Inapplicable.

                                Part C - Page 3

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                              Registration Statement.)

                             15.      Inapplicable.

                             16.      Schedule for Computation of Performance Quotation.
                                      (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                      Registration Statement.)

                             17.      Financial Data Schedule to be filed by amendment.

                             18.      Inapplicable.

                             19.      Power of Attorney filed as part of Post-Effective Amendment No. 25 to the
                                      Registration Statement filed on August 28, 1991 is filed herein and
                                      Post-Effective Amendment No. 31 to this Registration Statement.

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of July 31, 1998).
--------          ------------------------------------------------------

                               (1)                              (2)
                          Title of Class           Number of Record Shareholders
                          --------------           -----------------------------

                   Shares of beneficial interest
                   par value $.01 per share                   137,172

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc., insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV of Registrant's Declaration of Trust states as follows:

                                Part C - Page 4

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc.
                  ------------------------------------------------------------------

                  No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2.  Non-Liability of Trustees, Etc.
                  ------------  -------------------------------

                  No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3.  Mandatory Indemnification.
                  ------------  --------------------------

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or any other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                Part C - Page 5

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (providing that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission, or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*


                                Part C - Page 6

                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of Americao
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**



                                Part C - Page 7

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland


Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110



                                Part C - Page 8

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President and
         Two International Place           and Assistant Clerk                     Assistant Secretary
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President
         345 Park Avenue                   Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                Part C - Page 9

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 13th day of August, 1998.

                                    SCUDDER CASH INVESTMENT TRUST


                                    By  /s/Thomas F. McDonough
                                        ----------------------
                                        Thomas F. McDonough, Vice President and
                                        Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capabilities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               August 13, 1998
                                            Officer) and Trustee

/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      August 13, 1998

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      August 13, 1998

/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      August 13, 1998

/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      August 13, 1998

/s/Welsey W. Marple, Jr.
--------------------------------------
Welsey W. Marple, Jr.*                      Trustee                                      August 13, 1998

/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      August 13, 1998

/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and                  August 13, 1998
                                            Assistant Secretary

--------------------------------------
John R. Hebble                              Treasurer (Principal Financial               August __, 1998
                                            Officer)

*By:     /s/Thomas F. McDonough
         ----------------------
         Thomas F. McDonough,
         Attorney-in-fact pursuant to power of attorney included with the signature page of Post-Effective Amendment No. 25 to the Registration Statement filed August 28, 1991, Post-Effective Amendment No. 31 to the Registration Statement filed
         October 29, 1997.

                                                               File No. 2-55166
                                                               File No. 811-2613



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 32

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 22

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                          SCUDDER CASH INVESTMENT TRUST

                          SCUDDER CASH INVESTMENT TRUST

                                  EXHIBIT INDEX


                                 Exhibit 5(a)(1)